Related Party Transactions and Balances	12 Months Ended
Sep. 30, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

15. RELATED PARTY TRANSACTIONS AND BALANCES

The following is a list of related parties which the Group has transactions with during the years ended September 30, 2023, 2024 and 2025:

Name		Relationship
(a)	Shuang Wu	Non-controlling shareholder of Changzhou EZGO and legal representative of Jiangsu New Energy
(b)	Jianhui Ye	Chief Executive Officer, Director and a principal shareholder of the Group
(c)	Jiangsu Youdi Technology Co., Ltd.	Equity investments with 29% shareholding
(d)	Shanghai Mingli New Energy Technology Co., Ltd.	Equity investments with 40% shareholding
(e)	Jiangsu EZGO Electronic Technologies Co., Ltd. (“Jiangsu EZGO”)	Entity controlled by Mr. Jianhui Ye
(f)	Yan Fang*	A related party before the disposal of VIE. Non-controlling shareholder of Cenbird E-Motorcycle
(g)	Shandong Xingneng’an New Energy Technology Co., Ltd. *	Equity investments with 25% shareholding before the disposal of VIE
(h)	Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. *	A related party before the disposal of VIE. Yan Fang, a non-controlling shareholder of Cenbird E-motorcycle, whose family member serves as director of Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.
(i)	Jiangsu Xinzhongtian Suye Co., Ltd. *	A related party before the disposal of VIE. Yuxing Liu, the spouse of Yan Fang, serves as the executive of Jiangsu Xinzhongtian Suye Co., Ltd.
(j)	Shenzhen Star Asset Management Co., Ltd. *	A related party before the disposal of VIE. General Partner of Xinyu Star Assets Management No.1 Investing Partnership and Xinyu Star Assets Management No.2 Investing Partnership, which are two significant shareholders of the Group.
(k)	Shenzhen Star Cycling Network Technology Co., Ltd. *	Equity investments with 42% shareholding before the disposal of VIE
(l)	Nanjing Mingfeng Technology Co., Ltd. *	Equity investments with 30% shareholding before the disposal of VIE
(m)	Huiyan Xie*	General manager and non-controlling shareholder of Tianjin Dilang, who was no longer a related party as Tianjin Dilang was disposed in April, 2023.

*	Related parties prior to the disposal of VIE and its subsidiaries.

Amounts due from related parties

As of September 30, 2024 and 2025, amounts due from related parties consisted of the following:

	As of September 30,
	2024	2025
Shanghai Mingli New Energy Technology Co., Ltd.(d) (1)	$-	$7,888,996
Jiangsu Youdi Technology Co., Ltd.(c) (2)	316,832	273,255
Jianhui Ye(b) (3)	678	388
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.(h) (4)	3,726,246	-
Shandong Xingneng’an New Energy Technology Co., Ltd. (g) (2) (4)	2,738,913	-
Shenzhen Star Cycling Network Technology Co., Ltd.(k) (2)	767,625	-
Total amount due from related parties, current	7,550,294	8,162,639
Less: amount due from related parties, current, of discontinued operation	(4,578,844)	-
Amount due from related parties, current, of continuing operations	2,971,450	8,162,639
Shanghai Mingli New Energy Technology Co., Ltd.(d) (1)	4,132,467	-
Amounts due from a related party, non-current	$4,132,467	$-

(1)	The balance is an interest-free loan with a maturity date of September 29, 2026.

(2)	The balance is mainly loans with annual interest as stated in contracts to associates. The annual interest rates of the loans to Shandong Xingneng’an New Energy Technology Co., Ltd., Shenzhen Star Cycling Network Technology Co., Ltd., and Jiangsu Youdi Technology Co., Ltd. were 4%, 5% and 5%, respectively.

(3)	The balance is mainly advances made to the management for the Group’s daily operational purposes.

(4)	The balance is mainly prepayments for purchasing battery cells and e-bicycles.

Amounts due to related parties

As of September 30, 2024 and 2025, amounts due to related parties consisted of the following:

	As of September 30,
	2024	2025
Shuang Wu (a) (1) (4)	$1,127,877	$2,672,172
Jiangsu EZGO(e) (2)	-	2,499,508
Shenzhen Star Asset Management Co., Ltd. (j) (1)	19,926	19,000
Jiangsu Xinzhongtian Suye Co., Ltd.(i) (3)	418,201	-
Yan Fang(f) (1)	19,183	-
Nanjing Mingfeng Technology Co., Ltd.(l) (5)	494	-
Total amount due to related parties	1,585,681	5,190,680
Less: amount due to related parties, of discontinued operation(1) (3)	(279,175)	-
Amount due to related parties, of continuing operations	$1,306,506	$5,190,680

(1)	The balance mainly was interest-free loans from related parties, which were due on demand.

(2)	The balance was a loan provided by Jiangsu EZGO, with an annual interest rate of 4% and will be matured on August, 2026.

(3)	The balance mainly was the payable for purchasing e-bicycles.

(4)	The balance mainly was the expenses paid by related parties on behalf of the Group for daily operation.

(5)	The balance mainly was payable for payment received on behalf of a related party.

Related party transactions

For the years ended September 30, 2023, 2024 and 2025, the Group had the following material related party transactions:

		Year ended September 30,
Related Parties	Nature	2023	2024	2025
Continuing operations
Inventory purchased from related parties
Jiangsu Youdi Technology Co., Ltd.(c)	Purchase of battery packs from a related party	$-	$-	$60,920

Loans to related parties
Shanghai Mingli New Energy Technology Co., Ltd.(d)	Loan to a related party	$-	$4,025,374	$4,020,797
Shandong Xingneng’an New Energy Technology Co., Ltd.(g)	Loan to a related party	5,134,618	2,776,120	138,648
Shandong Xingneng’an New Energy Technology Co., Ltd.(g)	Interest receivable from a related party	123,078	232,891	51,956
Jiangsu Youdi Technology Co., Ltd.(c)	Interest receivable from a related party	20,827	21,231	21,157
Jiangsu Youdi Technology Co., Ltd.(c)	Loan to a related party	3,456	3,655	1,207
Total loans to related parties		$5,281,979	$7,059,271	$4,233,765

Collection of loans to related parties
Shandong Xingneng’an New Energy Technology Co., Ltd.(g)	Collection of a loan to a related party	$4,589,944	$3,738,045	$2,483,432

Loans from related parties
Shuang Wu(a)	Interest-free loan from a related party	$675,067	$619,746	$2,288,670

Repayment of loans from related parties
Shuang Wu(a)	Repayment of a loan from a related party	$-	$249,851	$741,767

Others
Shuang Wu(a)	Expenses paid for daily operation on behalf of the Group	$142,394	$292,612	$-
Shuang Wu(a)	Reimbursement for expenses paid for daily operation on behalf of the Group	99,693	252,578	-
Total others		$242,087	$545,190	$-

Related party transactions with VIE and its subsidiaries

For the years ended September 30, 2023, 2024 and 2025, the disposed VIE and its subsidiaries had the following material related party transactions:

		Year ended September 30,		From October 1, 2024 to September 25,
Related Parties	Nature	2023	2024	2025
Discontinuing operations
Inventory purchased from related parties
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.(h)	Purchase of e-bicycles from a related party	$2,179,826	$1,135,273	$2,207,674
Jiangsu Xinzhongtian Suye Co., Ltd.(i)	Purchase of e-bicycles, gears and parts from a related party	1,158,391	299,343	1,398,017
Shandong Xingneng’an New Energy Technology Co., Ltd.(g)	Purchase of battery pack from a related party	-	106,189	-
Total inventory purchased from related parties		$3,338,217	$1,540,805	$3,605,691

Loan to related parties
Shenzhen Star Cycling Network Technology Co., Ltd.	Loan to a related party	$4,253	$-	$-
Shenzhen Star Cycling Network Technology Co., Ltd.	Interest receivable to related parties	25,166	24,566	33,830
Total loans to related parties		$29,419	$24,566	$33,830

Collection of loans to related parties
Shandong Xingneng’an New Energy Technology Co., Ltd.(g)	Collection of a loan to a related party	$1,417,776	$-	$-
Shenzhen Star Cycling Network Technology Co., Ltd.(j)	Collection of a loan to a related party	446,599	-	-
Jiangsu Youdi Technology Co., Ltd.(c)	Collection of a loan to a related party	141,896	-	-
Total collection of loans to related parties		$2,006,271	$-	$-

Loans from related parties
Jiangsu Xinzhongtian Suye Co., Ltd.(i)	Interest-free loan from a related party	$-	$538,567	$674,302
Yan Fang(f)	Interest-free loan from a related party	69,726	62,713	367,071
Xie Huiyan(m)	Interest-free loan from a related party	830,108	-	-
Total loans from related parties		$899,834	$601,280	$1,041,373

Repayment of loans from related parties
Jiangsu Xinzhongtian Suye Co., Ltd.(i)	Repayment of interest-free loan from a related party	$-	$538,567	$669,449
Yan Fang(f)	Repayment of interest-free loan from a related party	14,266	116,247	380,268
Xie Huiyan(m)	Repayment of a loan from a related party	75,653	-	-
Total repayment of loans from related parties		$89,919	$654,814	$1,049,717

Others
Nanjing Mingfeng Technology Co., Ltd.(l)	Payment received on behalf of a related party	$35,846	$1,485	$-
Nanjing Mingfeng Technology Co., Ltd.(l)	Transfer of payment received on behalf of a related party	26,705	726	-
Total others		$62,551	$2,211	$-